REVENUE - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disaggregation of Revenue [Line Items]
Net revenue	$ 105,079	$ 75,196	$ 201,882	$ 147,924
Brand Direct
Disaggregation of Revenue [Line Items]
Net revenue	59,876	45,374	116,055	86,275
Marketplace
Disaggregation of Revenue [Line Items]
Net revenue	57,763	35,218	107,022	69,396
Other
Disaggregation of Revenue [Line Items]
Net revenue	1,916	1,240	3,932	2,499
Intercompany eliminations
Disaggregation of Revenue [Line Items]
Net revenue	(14,476)	(6,636)	(25,127)	(10,246)
Customer acquisition
Disaggregation of Revenue [Line Items]
Net revenue	101,242	68,767	192,904	137,787
Customer acquisition | Brand Direct
Disaggregation of Revenue [Line Items]
Net revenue	57,955	40,185	111,009	78,637
Customer acquisition | Marketplace
Disaggregation of Revenue [Line Items]
Net revenue	57,763	35,218	107,022	69,396
Customer acquisition | Other
Disaggregation of Revenue [Line Items]
Net revenue	0	0	0	0
Customer acquisition | Intercompany eliminations
Disaggregation of Revenue [Line Items]
Net revenue	(14,476)	(6,636)	(25,127)	(10,246)
Managed services
Disaggregation of Revenue [Line Items]
Net revenue	3,030	5,638	7,371	8,537
Managed services | Brand Direct
Disaggregation of Revenue [Line Items]
Net revenue	1,921	5,189	5,046	7,638
Managed services | Marketplace
Disaggregation of Revenue [Line Items]
Net revenue	0	0	0	0
Managed services | Other
Disaggregation of Revenue [Line Items]
Net revenue	1,109	449	2,325	899
Managed services | Intercompany eliminations
Disaggregation of Revenue [Line Items]
Net revenue	0	0	0	0
Software services
Disaggregation of Revenue [Line Items]
Net revenue	807	791	1,607	1,600
Software services | Brand Direct
Disaggregation of Revenue [Line Items]
Net revenue	0	0	0	0
Software services | Marketplace
Disaggregation of Revenue [Line Items]
Net revenue	0	0	0	0
Software services | Other
Disaggregation of Revenue [Line Items]
Net revenue	807	791	1,607	1,600
Software services | Intercompany eliminations
Disaggregation of Revenue [Line Items]
Net revenue	$ 0	$ 0	$ 0	$ 0